Financing Receivables Modified as Troubled Debt Restructurings within the Previous 12 Months from the Current Period End and for which there was a Payment Default (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 43	¥ 1,287
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	33	33
Corporate loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	10	1,254
Other Real estate companies
Financing Receivable, Modifications [Line Items]
Recorded Investment		60
All other
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 10	¥ 1,194